Condensed Balance Sheets - Novopelle Diamond, LLC [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,005	$ 18,796
Prepaid expenses		8,866
Total current assets	1,005	27,662
Operating lease right-of-use asset, net	273,686
Property and equipment:
Leasehold improvements	92,516	85,016
Furniture	3,964	1,462
Equipment	39,181
Total property and equipment	135,661	86,478
Accumulated depreciation and amortization	1,794
Net property and equipment	133,867	86,478
Other assets	9,210	9,210
Total assets	417,768	123,350
Current liabilities:
Accounts payable	5,933
Deferred lease liability		7,650
Short-term notes payable to related parties	123,333	121,084
Operating lease liability, current	50,155
Current installments of long-term debt	12,747
Total current liabilities	192,168	128,734
Operating lease liability, non-current	231,488
Long-term debt, less current installments	21,280
Total liabilities	444,936	128,734
Members' equity:
Members equity	4,162	2,136
Retained earnings (deficit)	(31,330)	(7,520)
Total members' equity (deficit)	(27,168)	(5,384)
Total liabilities and members' equity (deficit)	$ 417,768	$ 123,350